ACCOUNTS RECEIVABLE Schedule of components of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of accounts receivable
Contract assets	$ 1,688	$ 1,953
Accounts receivables, net	131,432	171,725
Trade receivables [Member]
Components of accounts receivable
Accounts receivable, gross	118,349	154,593
Less: allowance for doubtful accounts	(3,170)	(2,968)	$ (1,827)	$ (2,486)
Accounts receivables, net	115,179	151,625
Sales taxes receivable [Member]
Components of accounts receivable
Accounts receivable, gross	3,739	3,016
Financing Receivable [Member]
Components of accounts receivable
Financing Receivables	959	1,876
Other receivables [Member]
Components of accounts receivable
Other receivables	6,051	9,472
Research Tax Credit Carryforward [Member]
Components of accounts receivable
Accounts receivable, gross	$ 3,816	$ 3,783